Subsequent Events (Unaudited)	12 Months Ended
Apr. 27, 2013
Subsequent Events (Unaudited)
23.	Subsequent Events (Unaudited)

On July 8, 2013, the Company announced that William J. Lynch, Jr. resigned from the Company’s Board of Directors, effective immediately. On July 8, 2013, the Company also announced that Mr. Lynch has resigned as Chief Executive Officer of the Company, effective immediately. In connection with his termination of employment on July 8, 2013, Mr. Lynch received cash severance of $3,650 and full vesting in respect of 275,846 restricted stock units granted by the Company to Mr. Lynch, which had an aggregate value of $4,871 based on the closing price of the Company’s common stock on July 8, 2013 of $17.66.

Additionally, on July 8, 2013, the Company announced the promotion of Chief Financial Officer Michael P. Huseby to Chief Executive Officer of NOOK Media LLC and President of the Company; Vice President, Corporate Controller Allen W. Lindstrom to Chief Financial Officer of the Company; and Vice President, Corporate Development Kanuj Malhotra to Chief Financial Officer of NOOK Media LLC.